BEIJING BRUSSELS CENTURY CITY HONG KONG LONDON LOS ANGELES NEWPORT BEACH	2765 Sand Hill Road Menlo Park, California 94025 TELEPHONE (650) 473-2600 FACSIMILE (650) 473-2601 www.omm.com	NEW YORK SAN FRANCISCO SHANGHAI SINGAPORE TOKYO WASHINGTON, D.C.

March 30, 2010

VIA EDGAR

Barbara C. Jacobs

Evan S. Jacobson

Maryse Mills-Apenteng

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

OUR FILE NUMBER 0642360-0004 WRITER’S DIRECT DIAL (650) 473-2613 WRITER’S E-MAIL ADDRESS psieben@omm.com

Re:	Overland Storage, Inc.

Preliminary Proxy Statement on Schedule 14A

Filed on March 16, 2010

File No. 000-22071

Ladies and Gentlemen:

On behalf of Overland Storage, Inc. (the “Company”), set forth below are the Company’s responses to your comment letter dated March 25, 2010 with respect to the above-referenced Preliminary Proxy Statement on Schedule 14A as filed with the Securities and Exchange Commission (the “Commission”) on March 16, 2010 (the “Preliminary Proxy Statement”).

For your convenience, the Company has reproduced the comments from the Commission’s staff (the “Staff”) in the order provided followed by the Company’s corresponding response.

All references in the Company’s responses to pages and captioned sections are to Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A as filed with the Commission on March 30, 2010 (the “Amended Proxy Statement”). Capitalized terms used in this letter and not otherwise defined herein have the meanings ascribed to them in the Amended Proxy Statement.

Barbara C. Jacobs, March 30, 2010 - Page 2

The Company responds to the Comment Letter as follows:

Security Ownership of Certain Beneficial Owners and Management, page 4

1. Your beneficial ownership table is as of a date prior to the closing of the unregistered offering. As such, the beneficial ownership table does not appear to reflect the current ownership structure of your company. Revise to provide this information as of the most recent practicable date, which should be a date after the closing of the unregistered offering. See paragraphs (a) and (b) of Item 403 of Regulation S-K, applicable through Item 6(d) of Schedule 14A. In addition, consider including additional disclosure reflecting the impact of shareholder approval of Proposal 1.

In response to the Staff’s comment, the Company has revised the beneficial ownership table on page 4 of the Amended Proxy Statement as requested. The Company respectfully advises the Staff that the revised beneficial ownership table reflects the impact of shareholder approval of Proposal 1.

Proposal No. 1: Approval of the Issuance and Sale of Series A Preferred Stock and Warrants, Including the Shares of Common Stock Issuable Upon Conversion of the Series A Preferred Stock and Exercise of Warrants, page 6

General

2. We note your disclosure that if Proposal 1 is approved, the Lead Investor would have the right to acquire more than 20% of your outstanding shares of common stock and voting power, and such ownership and voting power would be the largest ownership position in your company. Please disclose the identity of the Lead Investor.

In response to the Staff’s comment, the Company has revised the disclosure on page 7 of the Amended Proxy Statement to identify the Lead Investor.

3. Please provide the disclosure required by Item 13(a) of Schedule 14A. Also provide pro forma financial statements that reflect the impact of Proposal 1, if approved by shareholders.

The Company respectfully advises the Staff that it does not believe that it is taking action with respect to (i) the authorization or issuance of any securities otherwise than for exchange for outstanding securities pursuant to Item 11 of Schedule 14A, or (ii) the modification of any class of securities or the issuance or authorization for issuance of securities in exchange for outstanding securities of the registrant pursuant to Item 12 of Schedule 14A, in each case for the reasons set forth below.

Barbara C. Jacobs, March 30, 2010 - Page 3

With respect to Item 11 of Schedule 14A, the Company notes that the issuance and sale of the Series A Preferred Stock and warrants does not (and did not) require shareholder approval pursuant to the Articles of Incorporation, the California General Corporation Law or the Listing Rules. However, the Company agreed to solicit shareholder approval of the issuance and sale of the Series A Preferred Stock and warrants pursuant to the Purchase Agreement solely for the purpose of allowing for the full conversion of the Series A Preferred Stock and the full exercise of the warrants. Without such approval, no holder of Series A Preferred Stock and warrants may convert such Series A Preferred Stock or exercise such warrants to the extent that such conversion and/or exercise would result in such holder beneficially owning more than 19.999% of the total number of issued and outstanding shares of common stock. Approval of the full conversion of the Series A Preferred Stock and the full exercise of the warrants is required by the Listing Rules as described in the Amended Proxy Statement. Because the issuance and sale of the Series A Preferred Stock and warrants and the shares of common stock issuable upon conversion and exercise of the Series A Preferred Stock and warrants, as the case may be, has been authorized by all necessary corporate action on the part of the Company and does not require shareholder approval, the Company does not does not view the proposed action as within the scope of Item 11 of Schedule 14A.

With respect to Item 12, the Company is not seeking approval of the modification or exchange of any securities of the Company. The Series A Preferred Stock and warrants are, by their terms, convertible into shares of Common Stock irrespective of whether shareholder approval is obtained. The effect of the shareholder approval is to simply accelerate the conversion of the Series A Preferred Stock into shares of Common Stock and to enable a holder of warrants to exercise such warrants in full without violating the Listing Rules. In addition, the terms of the Series A Preferred Stock and Warrants contemplate the solicitation of shareholder approval for the full conversion of the Series A Preferred Stock and the full exercise of the warrants. In the event shareholder approval is not obtained, the blocker provisions described above will continue in effect. Accordingly, the Company does not view the proposed action as within the scope of Item 12 of Schedule 14A.

For the reasons set forth above, the Company respectfully advises the Staff that it does not believe the disclosure required by Item 13(a) of Schedule 14A is required to be included in the Amended Proxy Statement. However, to address the Staff’s comment, the Company has revised the Notice of Special Meeting of Shareholders and Proposal 1 to clarify that it is not seeking the approval of the authorization or issuance of any securities.

Background, page 6

4. On page 7, you state the 794,659 shares of Series A Preferred Stock are “initially” convertible into 4,521,616 shares of common stock, and the warrants are “initially” exercisable to purchase up to 6,373,266 shares of common stock. Revise your disclosure to clarify what is meant by “initially.” If you are referring to the impact of the blocker provisions, clarify this, and also disclose the total shares issuable after the blocker provisions expire.

In response to the Staff’s comment, the Company has revised the disclosure on page 8 of the Amended Proxy Statement to disclose that (i) the number of shares of common stock issuable upon conversion of the Series A Preferred Stock and exercise of the warrants is subject to proportional adjustment for changes in the Company’s capital structure and (ii) the warrants provide for weighted-average anti-dilution protection as described in the Amended Proxy Statement. The Company respectfully advises the Staff that the use of the word “initially” is not intended to describe the impact of the blocker provisions but rather the proportional adjustment and anti-dilution protection described above.

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Barbara C. Jacobs, March 30, 2010 - Page 4

The Company has authorized us to advise the Staff that it hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the Staff comments or changes to disclosure in response to the Staff’s comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

For the Staff’s convenience, we will arrange for you to receive separately a copy of the Amended Proxy Statement that is marked to show cumulative changes from the Preliminary Proxy Statement.

If you have any questions or wish to discuss any matters with respect to this letter or the Amended Proxy Statement, please do not hesitate to contact me by telephone at (650) 473-2613 or by email at psieben@omm.com. You can also contact Todd Hamblet by telephone at (415) 984-8823 or by email at thamblet@omm.com.

Sincerely,

/s/ O’Melveny & Myers LLP
Paul L. Sieben of O’MELVENY & MYERS LLP

cc:	Mr. Eric L. Kelly
Mr. Kurt L. Kalbfleisch
(Overland Storage, Inc.)
Warrant T. Lazarow, Esq.
Martin Dunn, Esq.
Robert Plesnarski, Esq.
Todd A. Hamblet, Esp.
(O’Melveny & Myers LLP)